UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for 1 of its series: Allspring Absolute Return Fund.

Date of reporting period: October 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Allspring Absolute Return Fund
Semi-Annual Report
October 31, 2023

The views expressed and any forward-looking statements are as of October 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Absolute Return Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Absolute Return Fund for the six-month period that ended October 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had mixed results, with U.S. stocks generally faring better than international equities. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 1.39%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 7.11% while the MSCI EM Index (Net) (USD),3 returned -4.78%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -6.13%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -6.61%, the Bloomberg Municipal Bond Index6 lost 4.65%, and the ICE BofA U.S. High Yield Index7 returned -0.02%.
Affected by high inflation and central bank rate hikes, markets were volatile.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Federal Reserve (Fed) and European Central Bank (ECB), which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The Core U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Absolute Return Fund

Letter to shareholders (unaudited)
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent, higher-than-targeted inflation. As anticipated, the Fed did pause and held rates steady in September. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later this fall.
October was a tough month for stocks and bonds. Key global and domestic indexes all were pushed down by rising geopolitical tensions, particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third-quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Absolute Return Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Absolute Return Fund

Letter to shareholders (unaudited)

Notice to Shareholders
At a meeting held on November 13-15, 2023, the Board of Trustees approved a number of changes to the Fund. These changes include:
• A change in the Fund’s principal investment strategy to no longer invest substantially all of its assets in the GMO Benchmark-Free Allocation Fund;
• the adoption of a fund-of-funds structure whereby the Fund will employ a multi-asset, multi-style investment approach across equity, fixed income, and alternative investments, including commodities, by investing in various affiliated mutual funds as well as affiliated and unaffiliated exchange-traded funds; and

• the addition of Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited as sub-advisers to the Fund.
These changes are expected to become effective on or about March 15, 2024.
Allspring Absolute Return Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks a positive total return.
Manager	Allspring Funds Management, LLC
Portfolio managers	Ben Inker, CFA*, John Thorndike*

Average annual total returns (%) as of October 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WARAX)	3-1-2012	3.15	0.66	0.84	9.46	1.86	1.43	1.74	1.74
Class C (WARCX)	3-1-2012	7.62	1.17	0.85	8.62	1.17	0.85	2.49	2.49
Class R6 (WARRX)[3]	10-31-2014	–	–	–	9.78	2.28	1.87	1.32	1.32
Administrator Class (WARDX)	3-1-2012	–	–	–	9.59	2.09	1.60	1.67	1.62
Institutional Class (WABIX)	11-30-2012	–	–	–	9.87	2.23	1.81	1.42	1.38
MSCI ACWI (Net)[4]	–	–	–	–	10.50	7.47	6.81	–	–
Bloomberg U.S. TIPS 1-10 Year Index[5]	–	–	–	–	0.88	2.77	1.72	–	–
CPI[6]	–	–	–	–	3.24	4.00	2.79	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 1.05% in acquired fund fees and expenses and underlying GMO fees.
The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of GMO Benchmark-Free Allocation Fund and other acquired fund fees and expenses.

[2]
The manager has contractually committed through August 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.70% for Class A, 1.45% for Class C, 0.28% for Class R6, 0.57% for Administrator Class and 0.33% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any, including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]
The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index is an unmanaged index of U.S. Treasury securities with maturities of less than 10 years and more than 1 year. You cannot invest directly in an index.

[6]
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

*
The Fund invests substantially all of its investable assets directly in GMO Benchmark-Free Allocation Fund, an investment company advised by Grantham, Mayo, Van
Otterloo & Co. LLC (GMO). Mr. Inker and Mr. Thorndike have been responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since
2003 and 2019, respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Absolute Return Fund

Performance highlights (unaudited)
Absolute return funds are not intended to outperform stocks and bonds in strong markets, and there is no guarantee of positive returns or that the Fund’s objectives will be achieved. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Borrowing money to purchase securities or cover short positions magnifies losses and incurs expenses. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Alternative investments, such as commodities and merger arbitrage strategies, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to asset-backed securities risk, non-diversified funds risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Absolute Return Fund | 7

Performance highlights (unaudited)

Holdings (%) as of October 31, 2023[1]
GMO Implementation Fund	91.56
GMO Debt Opportunities Fund, Class VI	4.21
GMO Emerging Country Debt Fund, Class VI	3.03
GMO High Yield Fund VI Fund	1.13

[1]
Each holding represents the Fund’s allocable portion of the investments of the GMO Benchmark-Free Allocation Fund. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of October 31, 2023[1]

[1]	Figures represent the portfolio allocation of the GMO Benchmark-Free Allocation Fund. These amounts are subject to change and may have changed since the date specified.

8 | Allspring Absolute Return Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from May 1, 2023 to October 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Allspring Absolute Return Fund (excluding GMO Benchmark-Free Allocation Fund and its underlying fund expenses)	Beginning account value 5-1-2023	Ending account value 10-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$999.00	$3.48	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52	0.69%
Class C
Actual	$1,000.00	$995.20	$7.19	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%
Class R6
Actual	$1,000.00	$1,001.00	$1.36	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38	0.27%
Administrator Class
Actual	$1,000.00	$1,000.00	$2.87	0.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.91	0.57%
Institutional Class
Actual	$1,000.00	$1,001.00	$1.66	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Allspring Absolute Return Fund | 9

Fund expenses (unaudited)

Allspring Absolute Return Fund (including GMO Benchmark-Free Allocation Fund and its underlying fund expenses)	Beginning account value 5-1-2023	Ending account value 10-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$999.00	$9.52	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.70	$9.60	1.89%
Class C
Actual	$1,000.00	$995.20	$13.23	2.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.90	$13.34	2.63%
Class R6
Actual	$1,000.00	$1,001.00	$7.41	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.48	1.47%
Administrator Class
Actual	$1,000.00	$1,000.00	$8.92	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.30	$9.00	1.77%
Institutional Class
Actual	$1,000.00	$1,001.00	$7.72	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.78	1.53%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

10 | Allspring Absolute Return Fund

Portfolio of investments—October 31, 2023 (unaudited)
Portfolio of investments

		Shares	Value
Investment companies: 98.13%
Multi-asset funds: 98.13%
GMO Benchmark-Free Allocation Fund Class MF♠		38,567,069	$970,347,468
Total investment companies (Cost $911,553,912)			970,347,468
Total investments in securities (Cost $911,553,912)	98.13%		970,347,468
Other assets and liabilities, net	1.87		18,495,438
Total net assets	100.00%		$988,842,906

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) from affiliated investment companies	Net change in unrealized gains (losses) from affiliated investment companies	Value, end of period	Shares, end of period	Dividends from Affiliated Investment Companies
Investment companies
GMO Benchmark-Free Allocation Fund Class MF	$1,053,736,128	$7,044,703	$(90,346,380)	$4,333,372	$(4,420,355)	$970,347,468	38,567,069	$3,160,669
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 11

Statement of assets and liabilities—October 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated investment companies, at value (cost $911,553,912)	$970,347,468
Cash	19,718,196
Receivable for investments sold	366,002
Receivable for Fund shares sold	303,022
Prepaid expenses and other assets	123,784
Total assets	990,858,472
Liabilities
Payable for Fund shares redeemed	1,085,739
Shareholder report expenses payable	534,602
Management fee payable	166,852
Administration fees payable	124,518
Distribution fees payable	14,887
Accrued expenses and other liabilities	88,968
Total liabilities	2,015,566
Total net assets	$988,842,906
Net assets consist of
Paid-in capital	$1,384,654,663
Total distributable loss	(395,811,757)
Total net assets	$988,842,906
Computation of net asset value and offering price per share
Net assets–Class A	$268,459,794
Shares outstanding–Class A1	26,039,123
Net asset value per share–Class A	$10.31
Maximum offering price per share – Class A2	$10.94
Net assets–Class C	$22,964,298
Shares outstanding–Class C1	2,195,554
Net asset value per share–Class C	$10.46
Net assets–Class R6	$45,904,376
Shares outstanding–Class R6[1]	4,428,869
Net asset value per share–Class R6	$10.36
Net assets–Administrator Class	$16,773,077
Shares outstanding–Administrator Class[1]	1,600,593
Net asset value per share–Administrator Class	$10.48
Net assets–Institutional Class	$634,741,361
Shares outstanding–Institutional Class[1]	61,262,059
Net asset value per share–Institutional Class	$10.36
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Absolute Return Fund

Statement of operations—six months ended October 31, 2023 (unaudited)
Statement of operations
Investment income
Dividends from affiliated investment companies	$3,160,669
Interest	486,655
Total investment income	3,647,324
Expenses
Management fee	1,173,483
Administration fees
Class A	286,125
Class C	27,021
Class R	38 [1]
Class R6	5,439
Administrator Class	11,710
Institutional Class	445,558
Shareholder servicing fees
Class A	351,880
Class C	33,009
Class R	45 [1]
Administrator Class	22,105
Distribution fees
Class C	98,927
Class R	33 [1]
Custody and accounting fees	9,499
Professional fees	25,902
Registration fees	35,595
Trustees’ fees and expenses	12,225
Other fees and expenses	8,132
Total expenses	2,546,726
Less: Fee waivers and/or expense reimbursements
Fund-level	(1)
Administrator Class	(4,213)
Institutional Class	(141,708)
Net expenses	2,400,804
Net investment income	1,246,520
Realized and unrealized gains (losses) on investments
Net realized gains from affiliated investment companies	4,333,372
Net change in unrealized gains (losses) from affiliated investment companies	(4,420,355)
Net realized and unrealized gains (losses) on investments	(86,983)
Net increase in net assets resulting from operations	$1,159,537
1 For the period from May 1, 2023 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2023 (unaudited)		Year ended April 30, 2023
Operations
Net investment income		$1,246,520		$28,939,453
Net realized gains on investments		4,333,372		2,136,897
Net change in unrealized gains (losses) on investments		(4,420,355)		2,371,266
Net increase in net assets resulting from operations		1,159,537		33,447,616
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(6,719,824)
Class R		0 [1]		(2,678)
Class R6		0		(108,458)
Administrator Class		0		(376,429)
Institutional Class		0		(20,031,988)
Total distributions to shareholders		0		(27,239,377)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	897,550	9,308,690	3,729,620	37,413,303
Class C	22,940	244,064	245,682	2,488,851
Class R	0 [1]	0 [1]	212	2,157
Class R6	4,274,736	44,509,818	59,556	598,463
Administrator Class	47,458	500,662	194,104	1,981,679
Institutional Class	2,123,843	22,147,444	13,180,027	132,816,423
		76,710,678		175,300,876
Reinvestment of distributions
Class A	0	0	603,481	5,986,532
Class R	0 [1]	0 [1]	55	567
Class R6	0	0	3,522	35,004
Administrator Class	0	0	35,692	359,419
Institutional Class	0	0	1,584,576	15,734,837
		0		22,116,359
Payment for shares redeemed
Class A	(2,517,631)	(26,219,781)	(8,596,591)	(86,304,096)
Class C	(710,870)	(7,517,262)	(3,130,552)	(31,500,444)
Class R	0 [1]	0 [1]	(19)	(199)
Class R6	(237,705)	(2,496,876)	(696,767)	(6,988,934)
Administrator Class	(225,436)	(2,392,815)	(1,613,354)	(16,464,413)
Institutional Class	(11,795,147)	(122,915,896)	(34,029,605)	(340,305,290)
		(161,542,630)		(481,563,376)
1 For the period from May 1, 2023 to June 16, 2023
The accompanying notes are an integral part of these financial statements.
14 | Allspring Absolute Return Fund

Statement of changes in net assets

	Six months ended October 31, 2023 (unaudited)		Year ended April 30, 2023
	Shares		Shares
Share conversions
Class A	12,992 [2]	$135,235 [2]	0	$0
Class R	(12,620)[2]	(135,235)[2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(84,831,952)		(284,146,141)
Total decrease in net assets		(83,672,415)		(277,937,902)
Net assets
Beginning of period		1,072,515,321		1,350,453,223
End of period		$988,842,906		$1,072,515,321
2 Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2023 (unaudited)	Year ended April 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.32	$10.20	$11.07	$10.11	$11.15	$11.40
Net investment income	0.00 [1,2]	0.24 [2]	0.17 [2]	0.22	0.29 [2]	0.27 [2]
Net realized and unrealized gains (losses) on investments	(0.01)	0.11	(0.70)	1.09	(1.04)	(0.24)
Total from investment operations	(0.01)	0.35	(0.53)	1.31	(0.75)	0.03
Distributions to shareholders from
Net investment income	0.00	(0.23)	(0.34)	(0.35)	(0.29)	(0.28)
Net asset value, end of period	$10.31	$10.32	$10.20	$11.07	$10.11	$11.15
Total return[3]	(0.10)%	3.55%	(4.89)%	13.16%	(6.99)%	0.42%
Ratios to average net assets (annualized)
Gross expenses*	0.69%	0.71%	0.70%	0.69%	0.69%	0.69%
Net expenses*	0.69%	0.70%	0.70%	0.69%	0.69%	0.69%
Net investment income	0.00%	2.36%	1.62%	2.33%	2.68%	2.43%
Supplemental data
Portfolio turnover rate	1%	8%	6%	5%	4%	5%
Net assets, end of period (000s omitted)	$268,460	$285,240	$325,369	$353,134	$297,590	$415,011

*
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2023 (unaudited)	0.70%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%

[1]	Amount is less than $0.005.
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2023 (unaudited)	Year ended April 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.51	$10.22	$10.90	$9.95	$10.96	$11.19
Net investment income (loss)	(0.04)[1]	0.13 [1]	0.06 [1]	0.12 [1]	0.12	0.19 [1]
Payment from affiliate	0.00	0.00	0.00	0.05	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.01)	0.16	(0.67)	1.08	(0.95)	(0.24)
Total from investment operations	(0.05)	0.29	(0.61)	1.25	(0.83)	0.05
Distributions to shareholders from
Net investment income	0.00	0.00	(0.07)	(0.30)	(0.18)	(0.18)
Net asset value, end of period	$10.46	$10.51	$10.22	$10.90	$9.95	$10.96
Total return[2]	(0.48)%	2.84%	(5.59)%	12.66%[3]	(7.73)%	(0.31)%
Ratios to average net assets (annualized)
Gross expenses*	1.43%	1.45%	1.43%	1.44%	1.44%	1.44%
Net expenses*	1.43%	1.45%	1.43%	1.44%	1.44%	1.44%
Net investment income (loss)	(0.73)%	1.34%	0.61%	1.18%	1.71%	1.78%
Supplemental data
Portfolio turnover rate	1%	8%	6%	5%	4%	5%
Net assets, end of period (000s omitted)	$22,964	$30,295	$58,948	$131,690	$254,485	$419,656

*
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2023 (unaudited)	0.70%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended April 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.53% on total return.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2023 (unaudited)	Year ended April 30
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.35	$10.23	$11.10	$10.11	$11.15	$11.41
Net investment income	0.03 [1]	0.19 [1]	0.21 [1]	0.28	0.35	0.34
Net realized and unrealized gains (losses) on investments	(0.02)	0.21	(0.70)	1.08	(1.05)	(0.27)
Total from investment operations	0.01	0.40	(0.49)	1.36	(0.70)	0.07
Distributions to shareholders from
Net investment income	0.00	(0.28)	(0.38)	(0.37)	(0.34)	(0.33)
Net asset value, end of period	$10.36	$10.35	$10.23	$11.10	$10.11	$11.15
Total return[2]	0.10%	3.99%	(4.50)%	13.62%	(6.57)%	0.86%
Ratios to average net assets (annualized)
Gross expenses*	0.27%	0.27%	0.27%	0.26%	0.26%	0.26%
Net expenses*	0.27%	0.27%	0.27%	0.26%	0.26%	0.26%
Net investment income	0.58%	1.89%	1.91%	2.63%	3.05%	2.64%
Supplemental data
Portfolio turnover rate	1%	8%	6%	5%	4%	5%
Net assets, end of period (000s omitted)	$45,904	$4,057	$10,494	$17,332	$25,363	$31,838

*
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2023 (unaudited)	0.70%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2023 (unaudited)	Year ended April 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.48	$10.32	$11.18	$10.15	$11.18	$11.43
Net investment income	0.01 [1]	0.23 [1]	0.17 [1]	0.24 [1]	0.27 [1]	0.27 [1]
Payment from affiliate	0.00	0.00	0.00	0.06	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.01)	0.15	(0.70)	1.08	(1.01)	(0.24)
Total from investment operations	0.00 [2]	0.38	(0.53)	1.38	(0.74)	0.03
Distributions to shareholders from
Net investment income	0.00	(0.22)	(0.33)	(0.35)	(0.29)	(0.28)
Net asset value, end of period	$10.48	$10.48	$10.32	$11.18	$10.15	$11.18
Total return[3]	0.00%	3.75%	(4.81)%	13.76%[4]	(6.85)%	0.48%
Ratios to average net assets (annualized)
Gross expenses*	0.62%	0.62%	0.61%	0.61%	0.61%	0.60%
Net expenses*	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	0.13%	2.26%	1.60%	2.20%	2.42%	2.44%
Supplemental data
Portfolio turnover rate	1%	8%	6%	5%	4%	5%
Net assets, end of period (000s omitted)	$16,773	$18,641	$32,644	$40,694	$60,846	$116,871

*
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2023 (unaudited)	0.70%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended April 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.62% on total return.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2023 (unaudited)	Year ended April 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.35	$10.23	$11.10	$10.11	$11.15	$11.41
Net investment income	0.02 [1]	0.26 [1]	0.21 [1]	0.26 [1]	0.33 [1]	0.31 [1]
Net realized and unrealized gains (losses) on investments	(0.01)	0.13	(0.71)	1.09	(1.04)	(0.25)
Total from investment operations	0.01	0.39	(0.50)	1.35	(0.71)	0.06
Distributions to shareholders from
Net investment income	0.00	(0.27)	(0.37)	(0.36)	(0.33)	(0.32)
Net asset value, end of period	$10.36	$10.35	$10.23	$11.10	$10.11	$11.15
Total return[2]	0.10%	3.97%	(4.59)%	13.57%	(6.65)%	0.76%
Ratios to average net assets (annualized)
Gross expenses*	0.37%	0.38%	0.37%	0.36%	0.36%	0.36%
Net expenses*	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Net investment income	0.36%	2.56%	1.90%	2.43%	3.00%	2.82%
Supplemental data
Portfolio turnover rate	1%	8%	6%	5%	4%	5%
Net assets, end of period (000s omitted)	$634,741	$734,148	$922,867	$1,188,488	$1,664,020	$2,890,106

*
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2023 (unaudited)	0.70%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Absolute Return Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Absolute Return Fund (the “Fund”) which is a diversified series of the Trust.
The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying GMO funds”), whether currently existing or created in the future. These underlying GMO funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, and the GMO Alternative Funds. GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives. As of October 31, 2023, the Fund owned 25% of Benchmark-Free Allocation Fund. Because the Fund invests all of its assets in Benchmark-Free Allocation Fund, the shareholders of the Fund bear the fees and expenses of Benchmark-Free Allocation Fund, which are not included in the Statement of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of Benchmark-Free Allocation Fund. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. The valuation of investments in securities and the underlying funds held by Benchmark-Free Allocation Fund is discussed in the annual report of Benchmark-Free Allocation Fund, which is included in the distribution of this shareholder report. For your reference, an unaudited Statement of Assets and Liabilities and an unaudited Schedule of Investments for Benchmark-Free Allocation Fund as of October 31, 2023 have been included in the Appendix within this report.
Investment transactions and income recognition
Investment transactions in Benchmark-Free Allocation Fund are recorded on a trade date basis. Realized gains and losses resulting from investment transactions in Benchmark-Free Allocation Fund are determined on the identified cost basis.
Income dividends and capital gain distributions from Benchmark-Free Allocation Fund are recorded on the ex-dividend date. Capital gain distributions from Benchmark-Free Allocation Fund are treated as realized gains.
Interest earned on cash balances held at the custodian are recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Absolute Return Fund | 21

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2023, the aggregate cost of all investments for federal income tax purposes was $912,115,367 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$58,232,101
Gross unrealized losses	(0)
Net unrealized gains	$58,232,101
As of April 30, 2023, the Fund had capital loss carryforwards which consisted of $2,605,432 in short-term capital losses and $457,085,092 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the Fund’s investment in Benchmark-Free Allocation Fund was measured at fair value using Level 1 inputs.
At October 31, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, LLC (“Allspring Funds Management”), a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.225%
Next $4 billion	0.200
Next $5 billion	0.175
Next $10 billion	0.165
Over $20 billion	0.160
For the six months ended October 31, 2023, the management fee was equivalent to an annual rate of 0.225% of the Fund’s average daily net assets.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
22 | Allspring Absolute Return Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through August 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses (excluding expenses of Benchmark-Free Allocation Fund and acquired fund fees and expenses). Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Class R6	0.28
Administrator Class	0.57
Institutional Class	0.33
Prior to June 30, 2023, the Fund’s expenses were capped at 0.71% for Class A and 1.46% for Class C.
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares and up to 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2023, Allspring Funds Distributor received $194 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended October 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT TRANSACTIONS
For the six months ended October 31, 2023, the Fund made aggregate purchases and sales of $7,044,703 and $90,346,379, respectively, in its investment in Benchmark-Free Allocation Fund.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
Allspring Absolute Return Fund | 23

Notes to financial statements (unaudited)
For the six months ended October 31, 2023, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Allspring Absolute Return Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Absolute Return Fund | 25

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

26 | Allspring Absolute Return Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Absolute Return Fund | 27

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28 | Allspring Absolute Return Fund

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management agreements.  In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”) for Allspring Absolute Return Fund(the “Fund”).
The Fund is a feeder fund that invests substantially all of its assets in the GMO Benchmark-Free Allocation Fund (the “GMO Fund”), a series of the GMO Trust, which is overseen by a different board of trustees. The GMO Fund is managed by Grantham Mayo Van Otterloo & Co. LLC (“GMO”).  The Fund’s investment objective and principal investment strategies are substantially similar to those of the GMO Fund.  References to the Fund and its performance and characteristics are also applicable to the GMO Fund, as relevant.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the continuation of the Management Agreement.  Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters.  The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year.  The Independent Trustees were assisted in their evaluation of the Management Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Management Agreement at a Board meeting held in May 2021 for a two-year term in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Management Agreement in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Management Agreement, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023.  In considering and approving the Management Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management about various topics. In this regard, the Board reviewed reports at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports.  In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year.  The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Management Agreement for a one-year term. The Board considered the continuation of the Management Agreement for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Allspring Funds Management under the Management Agreement.  This information included, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management is a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates. The Board also considered the qualifications, background, tenure and responsibilities of the portfolio manager of GMO primarily responsible for the day-to-day portfolio management of the GMO Fund.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Absolute Return Fund | 29

Other information (unaudited)
In light of the feeder nature of the Fund, the Board was advised that the scope of services under the Management Agreement includes various responsibilities related to the oversight of the Fund’s investment in the GMO Fund and the GMO Fund’s performance and investment management activities, as well as Fund-level administrative services.
The Board evaluated the ability of Allspring Funds Management to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.  The Board further considered the compliance program and compliance record of Allspring Funds Management.  The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan, its approach to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data.  Broadridge is an independent provider of investment company data.  The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.  The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for the one- and ten-year periods under review and lower than the average investment performance of the Universe for the three- and five-year periods under review. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Consumer Price Index, for all periods under review except that the investment performance of the Fund was in range of the average investment performance of the Universe for the ten-year period.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark index for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, acquired fund fees and expenses, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees, but excluding purchase premiums, redemption fees and indirect interest expenses, at both the Fund-level and the GMO Fund-level.  The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”).  The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how the funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund, including indirect fees and expenses incurred at the GMO Fund-level, were in range of the median net operating expense ratios of the expense Groups for all share classes except Class R. The Board noted Allspring Funds Management had agreed to reduce the net operating expense caps for Class A shares. The Board also took into account differences between the Fund and other funds in the expense Groups.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Management Agreement.
Investment management and fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups.  The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments from providing services to the fund complex as a whole.  Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses, and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted

30 | Allspring Absolute Return Fund

Other information (unaudited)
that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Management Agreement.
 Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders.  The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints.  The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates as a result of their relationships with the Fund.  Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s business as a result of its relationship with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Management Agreement for a one-year term.

Allspring Absolute Return Fund | 31

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

32 | Allspring Absolute Return Fund

Appendix (unaudited)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

October 31, 2023 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
6,569,914	GMO Emerging Country Debt Fund, Class VI	119,112,537
2,603,966	GMO High Yield Fund, Class VI	44,397,629
290,916,628	GMO Implementation Fund	3,604,457,022
6,778,283	GMO Opportunistic Income Fund, Class VI	165,932,369

	TOTAL MUTUAL FUNDS (COST $4,084,893,943)	3,933,899,557

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
2,891,948	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31%(a)	2,891,948

	TOTAL SHORT-TERM INVESTMENTS (COST $2,891,948)	2,891,948

	TOTAL INVESTMENTS — 100.1% (Cost $4,087,785,891)	3,936,791,505

	Other Assets and Liabilities (net) — (0.1%)	(2,102,533)

	TOTAL NET ASSETS — 100.0%	$3,934,688,972

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of October 31, 2023.

Allspring Absolute Return Fund  |  33

Appendix (unaudited)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — October 31, 2023 (Unaudited)

Assets:
Investments in affiliated issuers, at value(a)	$3,933,899,557
Investments in unaffiliated issuers, at value(b)	2,891,948
Receivable for investments sold	1,000,000
Receivable for Fund shares sold	117,165
Dividends and interest receivable	11,437
Receivable for expenses reimbursed and/or waived by GMO	173,445

Total assets	3,938,093,552

Liabilities:
Payable for Fund shares repurchased	562,896
Payable to affiliate for:
Management fee	2,197,743
Supplemental support fee – Class MF	84,117
Shareholder service fee	334,033
Payable to Trustees and related expenses	8,112
Accrued expenses	217,679

Total liabilities	3,404,580

Net assets	$3,934,688,972

Net assets consist of:
Paid-in capital	$4,475,397,715
Distributable earnings (accumulated loss)	(540,708,743)

$3,934,688,972

Net assets attributable to:
Class III	$1,291,294,525

Class IV	$1,110,237,942

Class MF	$970,206,052

Class R6	$279,121,985

Class I	$283,828,468

Shares outstanding:
Class III	51,389,910

Class IV	44,175,307

Class MF	38,567,069

Class R6	11,117,855

Class I	11,310,815

Net asset value per share:
Class III	$25.13

Class IV	$25.13

Class MF	$25.16

Class R6	$25.11

Class I	$25.09

(a) Cost of investments – affiliated issuers:	$4,084,893,943
(b) Cost of investments – unaffiliated issuers:	$2,891,948

For further information regarding GMO Benchmark-Free Allocation Fund, please refer to its audited financial statements for the semi-annual report on August 31, 2023, which are available at:

https://www.sec.gov/Archives/edgar/data/772129/000119312523268294/d577830dncsrs.htm

34  |  Allspring Absolute Return Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-11032023-hnqeid7o 12-23
SAR3355 10-23

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: December 21, 2023

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: December 21, 2023